Segment information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment information
2. Segment information
On 8 March 2021, the Group announced a new strategy, which included a new management structure and operating model. As a result, the primary operating segments reported to the Group’s chief operating decision-maker, the Pearson Executive Management team, changed from 1 July 2021 to reflect the new Group structure. There are five main global business divisions, which are each considered separate operating segments for management and reporting purposes. These five divisions are Assessment & Qualifications, Virtual Learning, English Language Learning, Higher Education and Workforce Skills. In addition, the International Courseware local publishing businesses, which were under strategic review, were being managed as a separate division, known as Strategic Review. In 2022, some of the businesses from the Strategic Review division have been disposed of (see note 31) and the decision was made to retain the English-speaking Canadian and Australian K12 courseware businesses. Both of these businesses have been transferred from the Strategic Review division to the Assessment & Qualifications division to reflect changes to the management and reporting structure. Comparative figures for 2021 and 2020 have been restated to reflect the move between segments, resulting in £34m of sales being transferred from the Strategic Review division to the Assessment & Qualifications division in 2021 and £36m in 2020. The Group has separately disclosed the results from the Penguin Random House associate to the point of disposal in April 2020.
The following describes the principal activities of the five main operating segments:

—
Assessment & Qualifications – Pearson VUE, US Student Assessment, Clinical Assessment, UK GCSE and A Levels and International academic qualifications and associated courseware including the English-speaking Canadian and Australian
K-12
businesses;

—	Virtual Learning – Virtual Schools and Online Program Management;

—	English Language Learning – Pearson Test of English, Institutional Courseware and English Online Solutions;

—	Workforce Skills – BTEC, GED, TalentLens, Faethm, Credly, Pearson College and Apprenticeships; and

—	Higher Education – US, Canadian and International Higher Education Courseware businesses.

									2022
				English				Penguin
		Assessment &	Virtual	Language	Workforce	Higher	Strategic	Random
All figures in £ millions	Notes	Qualifications	Learning	Learning	Skills	Education	Review	House	Group

Sales	3	1,444	820	321	204	898	154	–	3,841

Adjusted operating profit		258	70	25	(3)	91	15	–	456

Cost of major restructuring		(39)	(29)	(11)	(7)	(63)	(1)	–	(150)

Intangible charges		(14)	(21)	(6)	(12)	(3)	–	–	(56)

UK Pension discretionary increases		(1)	(1)	–	–	(1)	–	–	(3)

Other net gains and losses		(2)	(2)	(11)	–	–	39	–	24

Operating profit/(loss)		202	17	(3)	(22)	24	53	–	271

Finance costs	6								(71)

Finance income	6								123

Profit before tax									323

Income tax	7								(79)

Profit for the year									244

Other segment items

Share of results of joint ventures and associates	12	–	(2)	4	(1)	–	–	–	1

Depreciation and impairment	10	63	31	7	6	26	3	–	136

Amortisation and impairment	11, 20	139	77	44	27	175	20	–	482

									2021

				English				Penguin
		Assessment &	Virtual	Language	Workforce	Higher	Strategic	Random
All figures in £ millions	Notes	Qualifications	Learning	Learning	Skills	Education	Review	House	Group 1

Sales	3	1,238	713	238	172	849	218	–	3,428

Adjusted operating profit		219	32	15	27	73	19	–	385

Cost of major restructuring		(48)	(48)	(27)	(28)	(63)	–	–	(214)

Intangible charges		(13)	(25)	(3)	(7)	(2)	(1)	–	(51)

Other net gains and losses		–	–	–	(2)	–	65	–	63

Operating profit/(loss)		158	(41)	(15)	(10)	8	83	–	183

Finance costs	6								(68)

Finance income	6								62

Profit before tax									177

Income tax	7								1

Profit for the year									178

Other segment items

Share of results of joint ventures and associates	12	–	(1)	3	(1)	–	–	–	1

Depreciation and impairment	10	92	48	14	9	63	15	–	241

Amortisation and impairment	11, 20	134	67	34	25	165	21	–	446

1.	Comparative balances have been restated to reflect the move between operating segments.

									2020

				English				Penguin
		Assessment &	Virtual	Language	Workforce	Higher	Strategic	Random
All figures in £ millions	Notes	Qualifications	Learning	Learning	Skills	Education	Review	House	Group 1

Sales	3	1,118	692	218	163	956	250	–	3,397

Adjusted operating profit		147	29	1	26	93	16	1	313

Cost of major restructuring		–	–	–	–	–	–	–	–

Intangible charges		(29)	(30)	(7)	(8)	(3)	(3)	–	(80)

Other net gains and losses		–	–	–	–	–	(2)	180	178

Operating profit/(loss)		118	(1)	(6)	18	90	11	181	411

Finance costs	6								(107)

Finance income	6								76

Profit before tax									380

Income tax	7								(50)

Profit for the year									330

Other segment items

Share of results of joint ventures and associates		–	–	4	–	–	–	1	5

Depreciation and impairment		53	21	7	5	28	11	–	125

Amortisation and impairment		154	64	34	24	167	29	–	472

1.	Comparative balances have been restated to reflect the move between operating segments.
There were no material inter-segment sales in either 2022, 2021 or 2020.
Corporate costs are allocated to business segments on an appropriate basis depending on the nature of the cost and therefore the total segment result is equal to the Group operating profit.
Adjusted operating profit is shown in the above tables as it is the key financial measure used by management to evaluate the performance of the Group. The measure also enables investors to more easily, and consistently, track the underlying operational performance of the Group and its business segments over time by separating out those items of income and expenditure relating to acquisition and disposal transactions, major restructuring programmes and certain other items that are also not representative of underlying performance, which are explained below and reconciled within this note.

Cost of major restructuring – In August 2022, the Group announced a major restructuring programme to run in 2022. The programme includes efficiencies in product and content, support costs, technology and corporate property. The restructuring costs in 2022 of £150m mainly relate to staff redundancies and impairment of right-of-use
property assets. In 2021, restructuring costs of £214m mainly related to the impairment of right-of-use
property assets, the write-down of product development assets and staff redundancies. The 2022 charge includes the impact of updated assumptions related to the recoverability of right-of-use
assets made in 2021. The costs of these restructuring programmes are significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance (see note 4). There was no major restructuring in 2020.
Intangible charges – These represent charges relating to intangibles acquired through business combinations. These charges are excluded as they reflect past acquisition activity and do not necessarily reflect the current year performance of the Group.
Intangible amortisation charges in 2022 were £56m compared to a charge of £51m in 2021. This is due to increased amortisation from recent acquisitions which is partially offset by a reduction in amortisation from intangible assets at the end of their useful life and recent disposals. In 2022 and 2021, intangible charges included no impairment charges. In 2020, intangible charges were £80m including impairment charges of £12m.
Other net gains and losses – These represent profits and losses on the sale of subsidiaries, joint ventures, associates and other financial assets and are excluded from adjusted operating profit as they distort the performance of the Group as reported on a statutory basis. Other net gains and losses also includes costs related to business closures and acquisitions. Other net gains and losses in 2022 relate to the gains on the disposal of our international courseware local publishing businesses in Europe, French-speaking Canada and Hong Kong and a gain arising on a decrease in the deferred consideration payable on prior year acquisitions, offset by a loss on disposal of our international courseware local publishing businesses in South Africa due to recycling of currency translation adjustments and costs related to disposals and acquisitions. Other net gains and losses in 2021 largely related to the disposal of PIHE and the disposal of the K12 Sistemas business in Brazil offset by costs related to the acquisition of Faethm and the wind down of certain strategic review businesses. In 2020, they largely relate to the sale of the remaining interest in Penguin Random House (£180m gain).
UK pension discretionary increases - Charges in 2022 relate to one-off
pension increases awarded to certain cohorts of pensioners in response to the cost of living crisis.
Adjusted operating profit should not be regarded as a complete picture of the Group’s financial performance. For example, adjusted operating profit includes the benefits of major restructuring programmes but excludes the significant associated costs, and adjusted operating profit excludes costs related to acquisitions, and the amortisation of intangibles acquired in business combinations, but does not exclude the associated revenues. The Group’s definition of adjusted operating profit may not be comparable to other similarly titled measures reported by other companies.
The Group operates in the following main geographic areas:

		Sales		Non-current assets

All figures in £ millions	2022	2021	2020	2022	2021

UK	424	355	319	527	578

Other European countries	192	249	216	192	122

US	2,668	2,182	2,335	2,333	2,034

Canada	110	111	91	243	217

Asia Pacific	290	359	251	200	190

Other countries	157	172	185	17	18

Total	3,841	3,428	3,397	3,512	3,159
Sales are allocated based on the country in which the customer is located. This does not differ materially from the location where the order is received. The geographical split of non-current
assets is based on the subsidiary’s country of domicile. This is not materially different to the location of the assets.
Non-current
assets comprise investment property, property, plant and equipment, intangible assets and investments in joint ventures and associates.